HSBC Holdings' subsidiaries, joint ventures and associates - Joint Ventures (Details)	12 Months Ended
Dec. 31, 2024
Global Payments Technology México, S.A. de C.V.
Disclosure of joint ventures [line items]
% of share class held by immediate parent company (or by the Group where this varies)	50.00%
Global Payments Technology México, S.A. de C.V. | HSBC Holdings
Disclosure of joint ventures [line items]
% of share class held by immediate parent company (or by the Group where this varies)	49.99%
MK HoldCo Limited
Disclosure of joint ventures [line items]
% of share class held by immediate parent company (or by the Group where this varies)	50.32%
Pentagreen Capital Pte. Ltd
Disclosure of joint ventures [line items]
% of share class held by immediate parent company (or by the Group where this varies)	50.00%
ProServe Bermuda Limited
Disclosure of joint ventures [line items]
% of share class held by immediate parent company (or by the Group where this varies)	50.00%
Vaultex UK Limited
Disclosure of joint ventures [line items]
% of share class held by immediate parent company (or by the Group where this varies)	50.00%